CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,258,745,553	4,258,745,553
Common stock, shares, issued	1,636,807,084	1,636,807,084
Common stock, shares, outstanding	1,636,807,084	1,636,807,084
Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	741,254,447	741,254,447
Common stock, shares, issued	741,254,447	741,254,447
Common stock, shares, outstanding	741,254,447	741,254,447